Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2024
Leasehold Improvements [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Shorter of lease terms and estimated useful lives
Motor vehicles [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Minimum [Member] | Fixture and furniture [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum [Member] | Office equipment [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member] | Fixture and furniture [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Maximum [Member] | Office equipment [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years